Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 4,142,590	$ 4,060,177	$ 4,352,748
Other comprehensive (loss) earnings before reclassifications, net of tax	(6,922)	(32,576)	(10,658)
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,505	7,511	11,195
Other comprehensive (loss) earnings, net of tax	1,583	(25,065)	537
Ending Balance	4,682,477	4,142,590	4,060,177
Cumulative noncurrent deferred tax assets at end of period	80,116	82,793	67,757
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(128,373)	(103,380)	(106,688)
Other comprehensive (loss) earnings before reclassifications, net of tax	(8,062)	(31,678)	(7,116)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,633	6,685	10,424
Other comprehensive (loss) earnings, net of tax	(429)	(24,993)	3,308
Ending Balance	(128,802)	(128,373)	(103,380)
Cumulative noncurrent deferred tax assets at end of period	79,938	82,044	66,467
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,162)	(264)	3,278
Other comprehensive (loss) earnings before reclassifications, net of tax	1,140	(898)	(3,542)
Other comprehensive (loss) earnings, net of tax	1,140	(898)	(3,542)
Ending Balance	(22)	(1,162)	(264)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,152)	(1,978)	(2,749)
Amounts reclassified from accumulated other comprehensive loss, net of tax	872	826	771
Other comprehensive (loss) earnings, net of tax	872	826	771
Ending Balance	(280)	(1,152)	(1,978)
Cumulative noncurrent deferred tax assets at end of period	178	749	1,290
Accumulated Other Comprehensive (Loss) Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(130,687)	(105,622)	(106,159)
Ending Balance	$ (129,104)	$ (130,687)	$ (105,622)